Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value		$ 0		$ 0	$ 0
Weighted average number of ordinary shares outstanding | shares				35,476,667
Federal depository insurance coverage		250,000		$ 250,000
Stock issued during period, new issues | shares				72,450,000
Impairment of long-lived assets					0	$ 0
Assets		$ 725,380,284		$ 726,060,750	726,060,750
IPO [Member]
Significant Accounting Policies [Line Items]
Stock issued during period, new issues | shares		35,476,667
Standby Letters of Credit [Member]
Significant Accounting Policies [Line Items]
Letter of credit						175,700
Micromidas, Inc.
Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value		$ 8,872,007		1,309,183	1,309,183	3,047,208
Restricted cash		75,000		75,000	75,000	75,000
Escrow deposit fair value							$ 1,341,725
Escrow deposit		313,820		313,820	313,820	313,820
Reimbursement for eligible expenditure	$ 2,700,000
Grants receivable				0	0	86,908
Accretion expense					90,267	30,089
Foreign currency transaction gain(loss)					$ (3,391)	24,460
Number of operating segments | Segment					1
Assets		56,216,462		47,427,735	$ 47,427,735	47,797,765
Grants received		80,173	$ 0
Impairment of long lived assets		$ 0	0
Number of equity incentive plans		2
Accretion expense for debt issuance cost		$ 4,931	$ 120,356
Micromidas, Inc. | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years			5 years
Intangible assets, estimated useful lives		15 years			15 years
Micromidas, Inc. | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives		3 years			3 years
Intangible assets, estimated useful lives		7 years			7 years
Micromidas, Inc. | Outside United States
Significant Accounting Policies [Line Items]
Assets				45,417,949	$ 45,417,949	$ 43,813,351
Micromidas, Inc. | Outside United States [Member]
Significant Accounting Policies [Line Items]
Assets		$ 46,669,780		45,417,949	$ 45,417,949
Micromidas, Inc. | Forecast | Maximum
Significant Accounting Policies [Line Items]
Reimbursement for eligible expenditure	$ 2,700,000
Micromidas, Inc. | Standby Letters of Credit [Member]
Significant Accounting Policies [Line Items]
Letter of credit, description		In October 2018, the Company entered into a standby letter of credit, whereby the funds may be used for the completion of work, services, and improvements in connection with Origin 1. The standby letter of credit matures and automatically renews in October of each year.			In October 2018, the Company entered into a standby letter of credit, whereby the funds may be used for the completion of work, services, and improvements in connection with Origin 1. The standby letter of credit matures and automatically renews in October of each year.
Letter of credit		$ 175,700		$ 175,700	$ 175,700